Huntington Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Short/Intermediate Fixed Income Securities Fund


Huntington VA Funds

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Index Fund
Huntington VA Dividend Capture Fund
Huntington VA International Equity Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund




Supplement to the Prospectuses dated may 1 and September 1, 2001


I. Please delete the second sentence under the heading "Fund Summary, Investment Strategy and Risks--Ohio Tax-Free Fund--Investment Strategy" and replace it with the following:

     "The Adviser invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1."

II. Please delete the second sentence under the heading "Fund Summary, Investment Strategy and Risks--Michigan Tax-Free Fund--Investment Strategy" and replace it with the following:

     "As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1."


III. Please delete all references to SEI Investments Distribution Co. as the Distributor of the Funds, and replace them with Edgewood Services, Inc. Replace the section entitled "Distribution of the Funds" with the following:

     "Effective December 1, 2001, Edgewood Services Inc., (Distributor), serves as the Funds' distributor and markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with Huntington Asset Advisors, Inc."

IV. In the section entitled "Purchasing Shares--What Shares Cost--Money Market Funds" please replace the second sentence of the third paragraph with the following:

     "With regard to investments made by check, ACH or SIP, you will begin earning dividends on the next business day after your investment in the Money Market Fund or the U.S. Treasury Money Market Fund if the Trust receives payment before 1:00 p.m. (Eastern Time)."

V. In the section entitled "Purchasing Shares--How to Buy Investment A Shares or Investment B Shares" please replace the Note to Section 3, with the following:

     Note: Checks must be made payable to the Huntington Funds, third party checks will not be accepted. (The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust's transfer agent.)

VI. In the section entitled "Redeeming Shares--How to Redeem Investment A Shares or Investment B Shares" please replace the Note to Section 2, with the following:

     Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to 7 (seven) days.

VII. Please revise the fifth paragraph under the section "Management of the Trust--Investment Adviser" to reflect the change in Huntington's service provider's role.

     "Effective December 1, 2001, Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust."

     Please delete the third sentence of the same paragraph.

VIII.In the section entitled "Dividends and Distributions" please add the following:

     "If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust."

                                                                December 1, 2001

26755 (11/01)



Huntington Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Short/Intermediate Fixed Income Securities Fund





Huntington VA Funds

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Index Fund
Huntington VA Dividend Capture Fund
Huntington VA International Equity Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund


     Supplement to the statements of additional information dated may 1 and September 1, 2001


The following changes are effective December 1, 2001.

I. Please delete all references to Huntington Asset Advisors, Inc., as the Administrator of the Funds, and replace with Federated Services Company.

II. Please delete all references to SEI Investments Mutual Fund Services (SEI Administrative), as sub-administrator of the Funds, and replace with Huntington National Bank.

III. Under the section entitled "Investment Restrictions" please add the following:

     "Under normal circumstances, the Ohio Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

     Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax."

IV. Under the section entitled "Management of the Trust" please note the following changes to the Officers of the Trust. There are no changes to the current Trustee listing.


--------------------------------------------------------------------------
Name
Birth Date                           ------------------------------------
Address
Position With Trust
                                     Principal Occupations for Past Five
                                     Years
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Daniel B. Benhase                    Executive Vice President, Private
November 23, 1959                    Financial Group, Huntington
41 South High Street                 Bancshares Incorporated (June 2000
Columbus, OH                         to present). Executive Vice
President                            President of Firstar Corporation
                                     and Firstar Bank, N.A. (prior to
                                     June 2000).
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Peter J. Germain                     Senior Vice President and Director,
September 3, 1959                    Mutual Fund Services Division,
Federated Investors Tower            Federated Services Company.
1001 Liberty Avenue                  Formerly Senior Corporate Counsel,
Pittsburgh, PA                       Federated Investors, Inc.
Vice President

--------------------------------------------------------------------------
--------------------------------------------------------------------------
James E. Ostrowski                   Vice President, Federated Services
November 13, 1959                    Company.
Federated Investors Tower
Pittsburgh, PA
Vice President and Treasurer

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Richard J. Thomas                    Treasurer of the Federated Fund
Birth Date: June 17, 1954            Complex; Senior Vice President,
Federated Investors Tower            Federated Administrative Services;
1001 Liberty Avenue                  formerly: Vice President, Federated
Pittsburgh, PA                       Administrative Services; held
TREASURER                            various management positions within
                                     Funds Financial Services Division
                                     of Federated Investors, Inc.

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Gail C. Jones                        Vice President and Corporate
October 26, 1953                     Counsel, Federated Services Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
Secretary
--------------------------------------------------------------------------

V.   Please delete all  references  to SEI  Investments  Distribution  Co., (SEI
     Investments), as distributor of the Funds, and replace with Edgewood Services, Inc. Investors may obtain a copy of the prospectus by writing the Distributor, Edgewood Services, Inc., at 5800 Corporate Drive, Pittsburgh, PA 15237.

VI.  Please   replace  the  first  two   paragraphs  of  the  section   entitled
     "Administrator" with the following:

     "Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

     From December 20, 1999, to November 30, 2001, Huntington Asset Advisors, Inc., served as Administrator of the Trust pursuant to an Administrative Agreement, dated December 20, 1999."

VII. Please replace the section entitled "Sub-Administrator" with the following:

     "Huntington National Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington National Bank receives a fee at the following annual rate of the average daily net assets of the Funds."

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .06%           on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .05%           on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

VIII. Please add the following after the section entitled "Sub-Administrator":

         "Financial Administrator

     Huntington National Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington National Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any Fund having more than one class of shares."

IX.  Please  replace  the  section  entitled   "Distributor"  and  the  first  4
     paragraphs of the section entitled "Distribution Plan (12b-1 fees)" with the following:

     "The Fund's Distributor, Edgewood Services Inc., (Distributor) markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.



         Distribution Plan (12b-1 Fees)

     Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which brokers and dealers receive fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

     In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor or the Funds may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor or the Funds may reasonably request in connection with investments in Investment A Shares or Investment B Shares.

     Payments made under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

     For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustee, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustee, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the holders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts paid to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made."

                                                                December 1, 2001


26775 (11/01)